Trade and other payables: amounts falling due after more than one year - Payment Due to Put Options (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities of put option agreements with vendors	£ 342.1	£ 391.5
Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities of put option agreements with vendors	18.8	58.4
Between one and two years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities of put option agreements with vendors	5.2	15.1
Between two and three years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities of put option agreements with vendors	76.6	14.4
Between three and four years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities of put option agreements with vendors	99.2	99.0
Between four and five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities of put option agreements with vendors	74.8	76.6
Over five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities of put option agreements with vendors	£ 67.5	£ 128.0